Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of credit risk exposure [line items]
Beginning balance			$ 4,267
Ending balance	$ 4,478		4,478
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	4,478	$ 3,833	4,478	$ 3,833
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	4,014	3,350	4,014	3,350
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	464	483	464	483
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	265	159	234	142
Net remeasurement of loss allowance	15	(23)	56	2
Loan originations	2	6	10	13
Loan purchases		31		31
Derecognitions and maturities	(3)	(2)	(7)	(4)
Model changes		51	(6)	44
Total PCL	14	63	53	86
Write-offs	(1)	(2)	(3)	(5)
Recoveries of previous write-offs	1	2	3	3
Foreign exchange and other	(10)	(4)	(18)	(8)
Ending balance	269	218	269	218
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	751	539	806	517
Net remeasurement of loss allowance	45	129	168	216
Loan originations	9	16	33	28
Loan purchases		179		179
Derecognitions and maturities	(11)	(17)	(34)	(27)
Model changes		(21)	61	(34)
Total PCL	43	286	228	362
Write-offs	(156)	(82)	(315)	(144)
Recoveries of previous write-offs	98	14	123	29
Foreign exchange and other	(7)	(6)	(113)	(13)
Ending balance	729	751	729	751
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	510	395	496	365
Net remeasurement of loss allowance	229	80	342	168
Loan originations	20	21	37	39
Loan purchases		25		25
Derecognitions and maturities	(7)	(8)	(17)	(14)
Model changes			13
Total PCL	242	118	375	218
Write-offs	(179)	(104)	(331)	(184)
Recoveries of previous write-offs	27	23	75	42
Foreign exchange and other	(10)	(6)	(25)	(15)
Ending balance	590	426	590	426
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,702	1,935	2,731	1,974
Net remeasurement of loss allowance	448	101	663	129
Loan originations	64	63	155	144
Loan purchases		470		470
Derecognitions and maturities	(106)	(79)	(259)	(171)
Model changes		(1)	110	(1)
Total PCL	406	554	669	571
Write-offs	(224)	(67)	(444)	(143)
Recoveries of previous write-offs	15	14	90	25
Foreign exchange and other	(9)	2	(156)	11
Ending balance	2,890	2,438	2,890	2,438
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,304	1,652	1,304	1,652
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,085	1,365	1,085	1,365
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	219	287	219	287
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	66	50	73	59
Transfer to Stage 1	30	15	53	39
Transfer to Stage 2	(20)	(2)	(22)	(11)
Transfer to Stage 3		(1)		(1)
Net remeasurement of loss allowance	(30)	(25)	(63)	(32)
Loan originations	2	6	10	13
Loan purchases		31		31
Derecognitions and maturities	(1)	(1)	(2)	(2)
Model changes		5	(1)	(19)
Total PCL	(19)	28	(25)	18
Foreign exchange and other		(1)	(1)
Ending balance	47	77	47	77
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	144	111	220	111
Transfer to Stage 1	112	67	171	127
Transfer to Stage 2	(10)	(14)	(21)	(25)
Transfer to Stage 3	(2)	(12)	(4)	(13)
Net remeasurement of loss allowance	(86)	(69)	(151)	(109)
Loan originations	9	15	33	27
Loan purchases		179		179
Derecognitions and maturities	(3)	(10)	(7)	(13)
Model changes		(10)	15	(26)
Total PCL	20	146	36	147
Foreign exchange and other	2		(90)	(1)
Ending balance	166	257	166	257
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	167	126	188	115
Transfer to Stage 1	66	45	116	85
Transfer to Stage 2	(14)	(11)	(27)	(20)
Transfer to Stage 3	(1)	(1)	(2)	(2)
Net remeasurement of loss allowance	(30)	(47)	(105)	(83)
Loan originations	20	21	37	39
Loan purchases		25		25
Derecognitions and maturities	(2)	(2)	(4)	(3)
Model changes			4	0
Total PCL	39	30	19	41
Foreign exchange and other	1
Ending balance	207	156	207	156
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	913	751	1,043	746
Transfer to Stage 1	203	51	387	138
Transfer to Stage 2	(55)	(42)	(174)	(72)
Transfer to Stage 3	(2)	(16)	(4)	(17)
Net remeasurement of loss allowance	(214)	(78)	(434)	(192)
Loan originations	64	60	147	141
Loan purchases		470		470
Derecognitions and maturities	(34)	(37)	(84)	(78)
Model changes			53
Total PCL	(38)	408	(109)	390
Foreign exchange and other	9	3	(50)	26
Ending balance	884	1,162	884	1,162
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,339	1,638	2,339	1,638
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,118	1,453	2,118	1,453
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	221	185	221	185
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	187	96	151	67
Transfer to Stage 1	(29)	(15)	(52)	(39)
Transfer to Stage 2	23	5	28	15
Transfer to Stage 3	(8)	(4)	(14)	(6)
Net remeasurement of loss allowance	37	4	107	34
Derecognitions and maturities	(2)	(1)	(5)	(2)
Model changes		46	(5)	63
Total PCL	21	35	59	65
Foreign exchange and other	1	2	(1)	1
Ending balance	209	133	209	133
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	436	316	434	304
Transfer to Stage 1	(108)	(64)	(163)	(122)
Transfer to Stage 2	20	25	42	45
Transfer to Stage 3	(36)	(22)	(65)	(44)
Net remeasurement of loss allowance	86	125	117	202
Loan originations		1		1
Derecognitions and maturities	(8)	(7)	(16)	(14)
Model changes		(11)	46	(8)
Total PCL	(46)	47	(39)	60
Foreign exchange and other	4	1	(1)
Ending balance	394	364	394	364
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	343	269	308	250
Transfer to Stage 1	(66)	(45)	(116)	(85)
Transfer to Stage 2	14	11	27	20
Transfer to Stage 3	(68)	(40)	(116)	(73)
Net remeasurement of loss allowance	163	80	285	170
Derecognitions and maturities	(5)	(6)	(13)	(11)
Model changes	0		9
Total PCL	38		76	21
Foreign exchange and other	2	1	(1)	(1)
Ending balance	383	270	383	270
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,269	771	1,155	789
Transfer to Stage 1	(190)	(48)	(372)	(134)
Transfer to Stage 2	70	44	192	119
Transfer to Stage 3	(90)	(21)	(153)	(51)
Net remeasurement of loss allowance	314	149	609	213
Loan originations		3	8	3
Derecognitions and maturities	(72)	(42)	(164)	(93)
Model changes	0	(1)	57	(1)
Total PCL	32	84	177	56
Foreign exchange and other	52	16	21	26
Ending balance	1,353	871	1,353	871
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	835	543	835	543
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	811	532	811	532
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	24	11	24	11
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	12	13	10	16
Transfer to Stage 1	(1)		(1)
Transfer to Stage 2	(3)	(3)	(6)	(4)
Transfer to Stage 3	8	5	14	7
Net remeasurement of loss allowance	8	(2)	12
Total PCL	12		19	3
Write-offs	(1)	(2)	(3)	(5)
Recoveries of previous write-offs	1	2	3	3
Foreign exchange and other	(11)	(5)	(16)	(9)
Ending balance	13	8	13	8
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	171	112	152	102
Transfer to Stage 1	(4)	(3)	(8)	(5)
Transfer to Stage 2	(10)	(11)	(21)	(20)
Transfer to Stage 3	38	34	69	57
Net remeasurement of loss allowance	45	73	202	123
Derecognitions and maturities			(11)
Total PCL	69	93	231	155
Write-offs	(156)	(82)	(315)	(144)
Recoveries of previous write-offs	98	14	123	29
Foreign exchange and other	(13)	(7)	(22)	(12)
Ending balance	169	130	169	130
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	69	41	118	75
Net remeasurement of loss allowance	96	47	162	81
Total PCL	165	88	280	156
Write-offs	(179)	(104)	(331)	(184)
Recoveries of previous write-offs	27	23	75	42
Foreign exchange and other	(13)	(7)	(24)	(14)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	520	413	533	439
Transfer to Stage 1	(13)	(3)	(15)	(4)
Transfer to Stage 2	(15)	(2)	(18)	(47)
Transfer to Stage 3	92	37	157	68
Net remeasurement of loss allowance	348	30	488	108
Derecognitions and maturities			(11)
Total PCL	412	62	601	125
Write-offs	(224)	(67)	(444)	(143)
Recoveries of previous write-offs	15	14	90	25
Foreign exchange and other	(70)	(17)	(127)	(41)
Ending balance	$ 653	$ 405	$ 653	$ 405